SEGMENT INFORMATION - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 848,819	$ 788,377	$ 726,361	$ 684,124	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 3,047,681	$ 2,705,801	$ 2,533,048
Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenue									1,467,925	1,326,205	1,132,241
Adjusted EBITDA									172,804	202,297	247,506
Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenue									283,218	196,015	159,641
Adjusted EBITDA									(11,187)	(41,790)	(28,045)
Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenue									213,753	167,594	130,991
Adjusted EBITDA									66,206	39,601	21,384
Operating Segments | Search
Segment Reporting Information [Line Items]
Revenue									613,274	742,184	823,950
Adjusted EBITDA									51,344	124,163	182,905
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenue									469,759	274,107	286,586
Adjusted EBITDA									(37,699)	(28,368)	(14,889)
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue									(248)	(304)	(361)
Corporate
Segment Reporting Information [Line Items]
Adjusted EBITDA									$ (147,502)	$ (88,617)	$ (74,011)